Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025
Statement [Line Items]
Trade and other payables	$ 9,308	$ 9,555
Lease liability	3,971	3,156
Long term loan	42,079	22,517
Other payable	2,114	1,390
Total financial liabilities	57,472	36,618
Financial Liabilities Twenty Twenty Six [Member]
Statement [Line Items]
Trade and other payables	9,308	9,555
Lease liability	1,217	761
Long term loan	0	0
Other payable	179	196
Total financial liabilities	10,704	10,512
Financial Liabilities Twenty Twenty Seven [Member]
Statement [Line Items]
Trade and other payables	0	0
Lease liability	1,248	719
Long term loan	22,258	969
Other payable	419	239
Total financial liabilities	23,925	1,927
Financial Liabilities Twenty Twenty Eight [Member]
Statement [Line Items]
Trade and other payables	0	0
Lease liability	1,133	735
Long term loan	4,664	18,641
Other payable	379	239
Total financial liabilities	6,176	19,615
Financial Liabilities Twenty Twenty Nine [Member]
Statement [Line Items]
Trade and other payables	0	0
Lease liability	373	752
Long term loan	4,664	969
Other payable	379	225
Total financial liabilities	5,416	1,946
Financial Liabilities Twenty Thirty [Member]
Statement [Line Items]
Trade and other payables	0	0
Lease liability	0	189
Long term loan	10,493	1,938
Other payable	758	491
Total financial liabilities	$ 11,251	$ 2,618